INTANGIBLE ASSETS (Schedule of Amortization Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 5,857	$ 6,033	$ 2,458
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	5,430	5,426	1,918
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 427	$ 607	$ 540